Fair Value Measurements - Schedule of Fair Value Hierarchy for Financial Assets and Liabilities not Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity investments	$ 11	$ 12
Jackpot liabilities	196	219
Debt	6,477	8,243
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity investments	11	12
Jackpot liabilities	184	211
Debt	6,792	8,702
Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity investments	0	0
Jackpot liabilities	0	0
Debt	0	0
Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity investments	0	0
Jackpot liabilities	0	0
Debt	6,792	8,702
Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity investments	11	12
Jackpot liabilities	184	211
Debt	0	0
Customer portfolio segment | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	261	316
Customer portfolio segment | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	245	313
Customer portfolio segment | Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	0	0
Customer portfolio segment | Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	0	0
Customer portfolio segment | Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	$ 245	$ 313